UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number________________811-09086 ________________________________________

TD ASSET MANAGEMENT USA FUNDS INC.

(FORMERLY KNOWN AS “TD WATERHOUSE FAMILY OF FUNDS, INC.”)

(Exact name of registrant as specified in charter)

399 Park Avenue, 32nd Floor, New York, NY 10022
(Address of principal executive offices)	(Zip code)

Kevin LeBlanc, President, TD Asset Management USA Funds Inc.,399 Park Avenue, 32nd Floor, New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:_212-827-7061

Date of fiscal year end: January 31, 2014

Date of reporting period: April 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.

§ 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Core Bond Fund • Schedule of Investments

April 30, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 36.1%
BANKS — 14.2%
Australia & New Zealand Banking Group
0.90%, 2/12/16	$100,000	$100,444
Bank of America MTN
3.30%, 1/11/23	60,000	60,770
2.00%, 1/11/18	200,000	200,640
Bank of Montreal MTN
1.40%, 9/11/17	50,000	50,194
Bank of Nova Scotia
4.38%, 1/13/21	45,000	51,806
BB&T MTN
1.60%, 8/15/17	40,000	40,541
Citigroup
3.38%, 3/1/23	60,000	62,134
Commonwealth Bank of Australia NY
1.25%, 9/18/15	100,000	101,205
JPMorgan Chase
3.20%, 1/25/23	65,000	66,613
3.15%, 7/5/16	70,000	74,420
1.80%, 1/25/18	90,000	91,153
PNC Funding
3.30%, 3/8/22	35,000	36,781
2.70%, 9/19/16	70,000	73,922
Royal Bank of Canada MTN
1.15%, 3/13/15	100,000	101,238
US Bancorp MTN
1.65%, 5/15/17	50,000	51,201
Wells Fargo MTN
3.50%, 3/8/22	50,000	53,637
1.50%, 1/16/18	115,000	115,427
Westpac Banking
0.95%, 1/12/16	100,000	100,804
		1,432,930
CONSUMER DISCRETIONARY — 1.8%
Comcast
5.90%, 3/15/16	85,000	97,161
2.85%, 1/15/23	55,000	56,576
Discovery Communications
3.25%, 4/1/23	30,000	31,227
		184,964
CONSUMER STAPLES — 3.3%
Anheuser-Busch InBev Worldwide
1.38%, 7/15/17	50,000	50,670
CVS Caremark
5.75%, 6/1/17	80,000	94,590
2.75%, 12/1/22	35,000	35,273
Diageo Capital PLC
1.50%, 5/11/17	75,000	76,451
PepsiCo
1.25%, 8/13/17	50,000	50,359
SABMiller Holdings
3.75%, 1/15/22 (A)	25,000	27,337
		334,680
ENERGY — 4.7%
ConocoPhillips
4.60%, 1/15/15	100,000	106,894
Enterprise Products Operating
6.30%, 9/15/17	25,000	30,085
3.35%, 3/15/23	40,000	41,758
Kinder Morgan Energy Partners
3.50%, 3/1/16	110,000	117,558
Occidental Petroleum
1.75%, 2/15/17	120,000	123,794
Phillips 66
2.95%, 5/1/17	50,000	53,225
		473,314
FINANCIALS — 7.9%
AvalonBay Communities
2.95%, 9/15/22 ‡	25,000	25,290
Berkshire Hathaway
0.80%, 2/11/16	100,000	100,747
Burlington Northern Santa Fe
5.75%, 3/15/18	80,000	96,198
Caterpillar Financial Services
2.05%, 8/1/16	75,000	77,977
ERP Operating
5.13%, 3/15/16 ‡	45,000	50,154
4.63%, 12/15/21 ‡	40,000	45,652
General Electric Capital MTN
3.15%, 9/7/22	25,000	25,415
1.60%, 11/20/17	150,000	151,861
1.04%, 8/11/15 (B)	100,000	100,789
Simon Property Group
1.50%, 2/1/18 ‡ (A)	75,000	75,266
Toyota Motor Credit MTN
1.75%, 5/22/17	50,000	51,389
		800,738
INDUSTRIALS — 1.1%
Eaton Corp.
1.50%, 11/2/17 (A)	50,000	50,309
Union Pacific
4.16%, 7/15/22	55,000	62,744
		113,053
INFORMATION TECHNOLOGY — 0.6%
Oracle
1.20%, 10/15/17	60,000	60,369
TELECOMMUNICATION SERVICES — 2.5%
AT&T
1.40%, 12/1/17	50,000	50,226
0.88%, 2/13/15	100,000	100,413
Verizon Communications
0.70%, 11/2/15	100,000	99,701
		250,340
TOTAL CORPORATE OBLIGATIONS		3,650,388

U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 28.5%
FANNIE MAE (C)— 12.8%
6.00%, 10/1/38	185,417	206,747
5.50%, 2/1/38	194,459	211,493
4.50%, 10/1/41	277,184	299,464
4.00%, 12/1/40	538,524	576,594
		1,294,298
FREDDIE MAC (C) — 11.9%
5.00%, 8/1/35	520,079	560,274
4.00%, 6/1/25	276,898	293,910
3.50%, 1/1/41	334,639	356,094
		1,210,278

1

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Core Bond Fund • Schedule of Investments

April 30, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT/SHARES	VALUE
GINNIE MAE — 3.8%
5.50%, 4/15/35	$201,400	$221,188
4.50%, 10/15/40	145,244	159,060
		380,248
TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS		2,884,824

U.S. TREASURY OBLIGATIONS — 22.8%
U.S. Treasury Bonds
5.38%, 2/15/31	441,000	630,216
5.00%, 5/15/37	216,000	304,864
2.75%, 11/15/42	65,000	63,050
		998,130
U.S. Treasury Inflation-Protected Security
0.13%, 4/15/17	99,150	105,564
U.S. Treasury Notes
2.63%, 8/15/20	165,000	182,029
2.13%, 5/31/15	171,000	177,720
1.75%, 5/15/22	35,000	35,626
1.63%, 8/15/22	175,000	175,506
1.38%, 11/30/18	517,000	533,641
0.88%, 12/31/16	100,000	101,617
		1,206,139
TOTAL U.S. TREASURY OBLIGATIONS		2,309,833

REGISTERED INVESTMENT COMPANIES — 9.7%
iShares 10+ Year Credit Bond Fund ETF	3,100	194,215
iShares Barclays Credit Bond ETF	2,540	290,500
iShares Barclays Intermediate ETF	4,390	490,626

TOTAL REGISTERED INVESTMENT COMPANIES		975,341
U.S. GOVERNMENT AGENCY OBLIGATION — 0.8%
FREDDIE MAC — 0.8%
2.38%, 1/13/22 (C)	80,000	84,117
TOTAL U.S. GOVERNMENT AGENCY OBLIGATION

TOTAL INVESTMENTS
(Cost $9,815,028) † — 97.9%		9,904,503
OTHER ASSETS AND LIABILITIES, NET — 2.1%		207,884
NET ASSETS — 100.0%		$10,112,387

†	At April 30, 2013, the tax basis cost of the Fund's investments was $9,815,028 and the unrealized appreciation and depreciation were $94,694 and $(5,219), respectively.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2013, these securities amounted to $152,912 or 1.51% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(B)	Variable rate security. The rate shown is the current rate on April 30, 2013. Date shown represents the final maturity date.
(C)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
‡	Real Estate Investment Trust.

ETF - Exchange-Traded Fund

MTN - Medium Term Note

PLC - Public Limited Company

The following is a list of the inputs used as of April 30, 2013, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$3,650,388	$—	$3,650,388
U.S. Government Mortgage Backed Obligations	—	2,884,824	—	2,884,824
U.S. Treasury Obligations	—	2,309,833	—	2,309,833
Registered Investment Companies	975,341	—	—	975,341
U.S. Government Agency Obligation	—	84,117	—	84,117
Total Investments in Securities	$975,341	$8,929,162	$—	$9,904,503

For the period ended April 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Notes to Schedules of Investments.

2

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM High Yield Bond Fund • Schedule of Investments

April 30, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 91.7%
CONSUMER DISCRETIONARY — 34.4%
AMC Entertainment
8.75%, 6/1/19	$80,000	$88,100
American Greetings
7.38%, 12/1/21	120,000	121,500
Ameristar Casinos
7.50%, 4/15/21	80,000	89,200
Best Buy
5.50%, 3/15/21	80,000	81,200
Burlington Coat Factory Warehouse
10.00%, 2/15/19	120,000	134,250
Chrysler Group
8.00%, 6/15/19	80,000	89,600
Dana Holding
6.50%, 2/15/19	120,000	129,750
DISH DBS
7.75%, 5/31/15	120,000	132,450
4.63%, 7/15/17	100,000	101,500
Gannett
7.13%, 9/1/18	80,000	87,200
Goodyear Tire & Rubber
7.00%, 5/15/22	120,000	129,750
Jarden
7.50%, 5/1/17	160,000	182,400
JC Penney
7.65%, 8/15/16	80,000	79,400
L Brands
8.50%, 6/15/19	160,000	198,400
Lamar Media
7.88%, 4/15/18	80,000	87,400
Levi Strauss
6.88%, 5/1/22	80,000	89,300
Media General
11.75%, 2/15/17	80,000	90,400
MGM Resorts International
11.13%, 11/15/17	80,000	84,736
PVH
7.38%, 5/15/20	80,000	89,900
Quiksilver
6.88%, 4/15/15	40,000	40,051
Royal Caribbean Cruises
6.88%, 12/1/13	120,000	123,450
Sears Holdings
6.63%, 10/15/18	40,000	39,700
Shea Homes
8.63%, 5/15/19	100,000	113,625
Sinclair Television Group
9.25%, 11/1/17 (A)	180,000	195,300
Sirius XM Radio
5.25%, 8/15/22 (A) (B)	40,000	41,300
Spectrum Brands Escrow
6.38%, 11/15/20 (A)	80,000	87,400
Tomkins
9.00%, 10/1/18	80,000	88,900
TRW Automotive
8.88%, 12/1/17 (A)	120,000	129,900
Valassis Communications
6.63%, 2/1/21	120,000	127,200
Visteon
6.75%, 4/15/19	80,000	86,300
Warner Chilcott
7.75%, 9/15/18	80,000	86,800
WMG Acquisition
6.00%, 1/15/21 (A)	120,000	128,400
Wynn Las Vegas
7.75%, 8/15/20	80,000	91,600
		3,466,362
CONSUMER STAPLES — 3.7%
Constellation Brands
7.25%, 5/15/17	120,000	139,800
Dole Food
8.00%, 10/1/16 (A)	80,000	83,200
Pilgrim's Pride
7.88%, 12/15/18	40,000	43,400
Reynolds Group Issuer
6.88%, 2/15/21 (B)	100,000	109,000
		375,400
ENERGY — 3.3%
MEG Energy
6.50%, 3/15/21 (A)	77,000	82,582
Peabody Energy
6.00%, 11/15/18	130,000	140,400
Precision Drilling
6.50%, 12/15/21	100,000	108,250
		331,232
FINANCIALS — 3.9%
Ally Financial
6.25%, 12/1/17	80,000	90,793
CIT Group
5.00%, 5/15/17	120,000	130,800
Neuberger Berman Group
5.63%, 3/15/20 (A)	160,000	170,000
		391,593
HEALTH CARE — 4.2%
Apria Healthcare Group
11.25%, 11/1/14	160,000	164,600
HCA
8.50%, 4/15/19	80,000	88,200
Hologic
2.00%, 12/15/13 (C)	80,000	80,300
Kinetic Concepts
10.50%, 11/1/18	80,000	89,800
		422,900
INDUSTRIALS — 15.3%
Air Canada
9.25%, 8/1/15 (A)	80,000	85,000
Bombardier
7.50%, 3/15/18 (A)	80,000	92,300
Case New Holland
7.88%, 12/1/17	80,000	95,200
CHC Helicopter
9.25%, 10/15/20	80,000	85,300
Hertz
6.75%, 4/15/19	80,000	88,600
International Lease Finance
8.75%, 3/15/17	160,000	192,400
8.63%, 9/15/15	20,000	22,800
Iron Mountain
8.38%, 8/15/21	120,000	134,100

3

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM High Yield Bond Fund • Schedule of Investments

April 30, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Manitowoc
8.50%, 11/1/20	$80,000	$91,200
Meritor
8.13%, 9/15/15	40,000	43,200
Navistar International
8.25%, 11/1/21	80,000	83,300
RR Donnelley & Sons
7.88%, 3/15/21	100,000	109,000
Schaeffler Finance
7.75%, 2/15/17 (A)	120,000	136,350
Spirit Aerosystems
6.75%, 12/15/20	100,000	107,750
Terex
6.50%, 4/1/20 (B)	80,000	87,200
United Rentals North America
5.75%, 7/15/18	80,000	87,200
		1,540,900
INFORMATION TECHNOLOGY — 5.0%
Advanced Micro Devices
7.75%, 8/1/20	40,000	39,200
IAC
4.75%, 12/15/22 (A)	80,000	80,400
Jabil Circuit
5.63%, 12/15/20	160,000	171,600
Seagate HDD Cayman
7.75%, 12/15/18 (A)	120,000	132,300
SunGard Data Systems
7.38%, 11/15/18	80,000	86,400
		509,900
MATERIALS — 12.3%
AK Steel
7.63%, 5/15/20	120,000	104,100
Aleris International
7.63%, 2/15/18	80,000	86,400
Atkore International
9.88%, 1/1/18	40,000	44,050
Cascades
7.75%, 12/15/17	120,000	128,100
Domtar
10.75%, 6/1/17	80,000	103,526
FMG Resources August 2006 PTY
6.88%, 2/1/18 (A)	80,000	85,200
HudBay Minerals
9.50%, 10/1/20	40,000	43,300
Inmet Mining
8.75%, 6/1/20 (A)	120,000	129,600
NOVA Chemicals
8.63%, 11/1/19	120,000	135,750
Resolute Forest Products
10.25%, 10/15/18	100,000	116,800
Steel Dynamics
7.63%, 3/15/20	100,000	112,000
Tembec Industries
11.25%, 12/15/18	40,000	44,500
United States Steel
7.38%, 4/1/20	100,000	105,500
		1,238,826
TELECOMMUNICATION SERVICES — 6.4%
CenturyLink
6.45%, 6/15/21	80,000	88,572
Cincinnati Bell
8.38%, 10/15/20	80,000	85,800
Intelsat Jackson Holdings
7.25%, 10/15/20	80,000	88,800
MetroPCS Wireless
6.63%, 11/15/20	120,000	129,900
Qwest Communications International
7.13%, 4/1/18	120,000	124,860
Sprint Nextel
6.00%, 12/1/16	120,000	130,200
		648,132
UTILITIES — 3.2%
AES
8.00%, 10/15/17	120,000	143,700
Calpine
7.88%, 7/31/20 (A)	80,000	90,600
NRG Energy
8.50%, 6/15/19	80,000	88,400
		322,700
TOTAL CORPORATE OBLIGATIONS		9,247,945

TOTAL INVESTMENTS
(Cost $9,195,643) † — 91.7%		9,247,945
OTHER ASSETS AND LIABILITIES, NET — 8.3%		838,495
NET ASSETS — 100.0%		$10,086,440

†	At April 30, 2013, the tax basis cost of the Fund's investments was $9,195,643 and the unrealized appreciation and depreciation were $74,512 and $(22,210), respectively.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2013, these securities amounted to $1,749,832 or 17.35% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(B)	Variable rate security. The rate shown is the current rate on April 30, 2013. Date shown represents the final maturity date.
(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on April 30, 2013. The coupon on a step bond changes on a specified date.

PTY — Proprietary

As of April 30, 2013, all the investments are classified as Level 2. For the period ended April 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Notes to Schedules of Investments.

4

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM U.S. Equity Income Fund • Schedule of Investments

April 30, 2013 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK — 97.9%
CONSUMER DISCRETIONARY — 8.1%
Comcast, Cl A	1,610	$63,257
Genuine Parts	700	53,431
Home Depot	730	53,546
Mattel	2,050	93,603
McDonald's	510	52,091
Regal Entertainment Group, Cl A	2,260	40,544
Time Warner	1,170	69,943
		426,415
CONSUMER STAPLES — 17.9%
Altria Group	2,650	96,751
Campbell Soup	1,400	64,974
Coca-Cola	1,290	54,606
Coca-Cola Enterprises	1,260	46,154
Colgate-Palmolive	240	28,658
CVS Caremark	480	27,926
Hershey	730	65,087
Kimberly-Clark	930	95,967
Kraft Foods Group	1,310	67,452
Lorillard	1,350	57,901
Molson Coors Brewing, Cl B	1,000	51,600
PepsiCo	340	28,040
Philip Morris International	810	77,428
Procter & Gamble	650	49,901
Reynolds American	1,640	77,769
Wal-Mart Stores	720	55,958
		946,172
ENERGY — 8.0%
Chevron	210	25,622
ConocoPhillips	900	54,405
Diamond Offshore Drilling	1,020	70,482
Enterprise Products Partners (A)	650	39,423
Exxon Mobil	260	23,137
Kinder Morgan Energy Partners (A)	450	39,803
MarkWest Energy Partners (A)	570	36,024
ONEOK Partners (A)	650	35,165
Royal Dutch Shell PLC ADR, Cl A	800	54,376
Spectra Energy	1,440	45,403
		423,840
FINANCIALS — 8.0%
Arthur J Gallagher	1,910	81,079
BlackRock, Cl A	180	47,970
CME Group, Cl A	830	50,514
Health Care REIT ‡	570	42,733
M&T Bank	420	42,084
Marsh & McLennan	1,060	40,291
Republic Services	570	27,183
Travelers	360	30,748
Ventas ‡	380	30,259
Waddell & Reed Financial, Cl A	730	31,295
		424,156
HEALTH CARE — 7.3%
AbbVie	1,990	91,639
Bristol-Myers Squibb	1,730	68,716
Johnson & Johnson	1,030	87,787
Medtronic	1,120	52,282
Merck	1,740	81,780
		382,204
INDUSTRIALS — 16.1%
3M	640	67,014
Boeing	450	41,134
Deere	280	25,004
Deluxe	1,350	51,489
Eaton PLC	1,090	66,937
Emerson Electric	1,310	72,718
General Dynamics	630	46,595
Honeywell International	920	67,657
Lockheed Martin	770	76,299
Raytheon	1,350	82,863
Republic Services, Cl A	1,490	50,779
RR Donnelley & Sons	2,630	32,375
United Parcel Service, Cl B	290	24,894
United Technologies	540	49,297
Waste Management	2,220	90,976
		846,031
INFORMATION TECHNOLOGY — 9.8%
Apple	90	39,847
Automatic Data Processing	990	66,667
Intel	1,220	29,219
KLA-Tencor	960	52,080
Linear Technology	660	24,090
Microchip Technology	1,730	63,007
Microsoft	1,470	48,657
Oracle	1,580	51,792
Paychex	1,710	62,261
Seagate Technology PLC	2,120	77,804
		515,424
MATERIALS — 2.2%
Bemis	680	26,758
Dow Chemical	619	20,990
EI du Pont de Nemours	770	41,973
RPM International	870	28,188
		117,909
TELECOMMUNICATION SERVICES — 4.1%
AT&T	1,660	62,183
CenturyLink	2,210	83,030
Verizon Communications	1,280	69,005
		214,218
UTILITIES — 16.4%
CMS Energy	2,060	61,677
Dominion Resources	880	54,279
Duke Energy	1,060	79,712
Entergy	400	28,492
Integrys Energy Group	820	50,479
NiSource	2,420	74,367
Northeast Utilities	1,260	57,116
ONEOK	1,090	55,982
PPL	2,040	68,095
SCANA	750	40,650
Southern	1,000	48,230
TECO Energy	1,880	35,964
Vectren	1,150	43,194
Westar Energy	1,200	41,952
WGL Holdings	810	37,438

5

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM U.S. Equity Income Fund • Schedule of Investments

April 30, 2013 (unaudited)

DESCRIPTION	SHARES	VALUE
Wisconsin Energy	1,930	$86,734
		864,361
TOTAL COMMON STOCK		5,160,730

TOTAL INVESTMENTS
(Cost $4,899,257) † — 97.9%		5,160,730
OTHER ASSETS AND LIABILITIES, NET — 2.1%		110,755
NET ASSETS — 100.0%		$5,271,485

†	At April 30, 2013, the tax basis cost of the Fund's investments was $4,899,257 and the unrealized appreciation and depreciation were $276,506 and $(15,033), respectively.
(A)	Security considered to be a Master Limited Partnership. At April 30, 2013, these securities amounted to $150,415 or 2.85% of net assets.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt
Cl — Class
PLC — Public Limited Company
REIT — Real Estate Investment Trust

As of April 30, 2013, all the investments are classified as Level 1. For the period ended April 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Notes to Schedules of Investments.

6

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM U.S. Large Cap Core Equity Fund • Schedule of Investments

April 30, 2013 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK — 95.8
CONSUMER DISCRETIONARY — 13.4%
Comcast, Cl A	2,500	$98,225
Delphi Automotive PLC	580	26,802
Genuine Parts	740	56,484
International Game Technology	5,140	87,123
Kohl's	1,800	84,708
McDonald's	750	76,605
Staples	4,120	54,548
Time Warner	1,960	117,169
TJX	2,040	99,491
		701,155
CONSUMER STAPLES — 6.3%
Colgate-Palmolive	530	63,287
CVS Caremark	1,850	107,633
JM Smucker	570	58,841
PepsiCo	1,200	98,964
		328,725
ENERGY — 8.7%
Cameron International *	1,240	76,322
Devon Energy	1,250	68,825
Exxon Mobil	1,460	129,925
National Oilwell Varco	1,310	85,438
Occidental Petroleum	1,060	94,616
		455,126
FINANCIALS — 16.3%
American Express	1,500	102,615
American International Group *	1,280	53,017
Ameriprise Financial	860	64,096
BlackRock, Cl A	560	149,240
Capital One Financial *	1,250	72,225
CIT Group *	1,880	79,919
Citigroup	1,140	53,192
CME Group, Cl A	1,330	80,944
Marsh & McLennan	2,410	91,604
Ventas ‡	1,290	102,723
		849,575
HEALTH CARE — 13.9%
Abbott Laboratories	2,200	81,224
AbbVie	1,950	89,798
Aetna	1,650	94,776
Agilent Technologies	2,410	99,870
DaVita HealthCare Partners *	980	116,277
Laboratory Corp of America Holdings *	550	51,348
Thermo Fisher Scientific	1,000	80,680
UnitedHealth Group	1,840	110,271
		724,244
INDUSTRIALS — 8.3%
Boeing	1,450	132,544
Danaher	1,850	112,739
Ingersoll-Rand PLC	1,510	81,238
Rockwell Collins	950	59,774
United Technologies	530	48,384
		434,679
INFORMATION TECHNOLOGY — 17.6%
Apple	340	150,535
Applied Materials	5,080	73,711
Check Point Software Technologies *	960	44,755
Cognizant Technology Solutions, Cl A *	196	12,701
Electronic Arts *	2,540	44,730
Fidelity National Information Services	2,040	85,782
Microsoft	5,290	175,099
Oracle	3,360	110,141
Texas Instruments	2,830	102,474
Visa, Cl A	690	116,237
		916,165
MATERIALS — 5.6%
Ecolab	220	18,616
EI du Pont de Nemours	1,540	83,946
International Paper	1,650	77,517
Praxair	980	112,014
		292,093
TELECOMMUNICATION SERVICES — 2.1%
CenturyLink	2,940	110,456
UTILITIES — 3.6%
Northeast Utilities	1,930	87,487
Wisconsin Energy	2,240	100,666
		188,153
TOTAL COMMON STOCK		5,000,371

TOTAL INVESTMENTS
(Cost $4,773,838) † — 95.8%		5,000,371
OTHER ASSETS AND LIABILITIES, NET — 4.2%		218,834
NET ASSETS — 100.0%		$5,219,205

†	At April 30, 2013, the tax basis cost of the Fund's investments was $4,773,838 and the unrealized appreciation and depreciation were $250,175 and $(23,642), respectively.
*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

PLC — Public Limited Company

As of April 30, 2013, all the investments are classified as Level 1. For the period ended April 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Notes to Schedules of Investments.

7

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global Equity Income Fund • Schedule of Investments

April 30, 2013 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK — 49.9%
UNITED STATES — 49.9%
CONSUMER DISCRETIONARY — 4.9%
Comcast, Cl A	1,480	$58,149
Mattel	1,440	65,750
McDonald's	395	40,345
Regal Entertainment Group, Cl A	2,325	41,711
Time Warner	865	51,710
		257,665
CONSUMER STAPLES — 8.6%
Altria Group	2,280	83,243
Coca-Cola	695	29,419
Kimberly-Clark	795	82,036
Lorillard	1,770	75,915
PepsiCo	375	30,926
Philip Morris International	760	72,648
Reynolds American	1,720	81,562
		455,749
ENERGY — 5.8%
ConocoPhillips	1,100	66,495
Diamond Offshore Drilling	1,015	70,137
Enterprise Products Partners (A)	710	43,062
Kinder Morgan Energy Partners (A)	730	64,569
MarkWest Energy Partners (A)	530	33,496
Spectra Energy	945	29,796
		307,555
FINANCIALS — 3.0%
Arthur J Gallagher	765	32,474
CME Group, Cl A	860	52,340
Health Care REIT ‡	590	44,232
Travelers	390	33,310
		162,356
HEALTH CARE — 3.7%
AbbVie	1,695	78,055
Bristol-Myers Squibb	980	38,926
Johnson & Johnson	505	43,041
Merck	840	39,480
		199,502
INDUSTRIALS — 5.2%
Deere	285	25,451
Emerson Electric	675	37,469
Honeywell International	555	40,815
Lockheed Martin	795	78,777
RR Donnelley & Sons	2,710	33,360
Waste Management	1,410	57,782
		273,654
INFORMATION TECHNOLOGY — 3.3%
Automatic Data Processing	475	31,986
KLA-Tencor	755	40,959
Microchip Technology	1,660	60,457
Microsoft	1,310	43,361
		176,763
MATERIALS — 1.2%
Dow Chemical	619	20,990
EI du Pont de Nemours	795	43,335
		64,325
TELECOMMUNICATION SERVICES — 4.4%
AT&T	1,585	59,374
CenturyLink	2,255	84,720
Verizon Communications	1,705	91,917
		236,011
UTILITIES — 9.8%
CMS Energy	1,515	45,359
Dominion Resources	670	41,326
Duke Energy	1,160	87,232
Integrys Energy Group	645	39,706
NiSource	1,055	32,420
PPL	2,815	93,965
SCANA	585	31,707
Southern	1,095	52,812
TECO Energy	2,810	53,755
Vectren	1,075	40,377
		518,659
TOTAL COMMON STOCK		2,652,239

FOREIGN COMMON STOCK — 48.8%
AUSTRALIA — 2.2%
Telstra	12,700	65,567
Westpac Banking	1,400	49,057
		114,624
BELGIUM — 0.7%
Anheuser-Busch InBev	400	38,060
CANADA — 3.8%
BCE	2,125	99,537
Rogers Communications, Cl B	990	48,829
Shaw Communications, Cl B	2,240	51,006
		199,372
FRANCE — 5.8%
Sanofi	455	49,866
SCOR	2,160	65,554
Total SA	1,460	73,584
Vinci	1,395	67,166
Vivendi	2,405	54,477
		310,647
GERMANY — 6.7%
BASF	795	74,251
Bayer AG	355	37,037
Daimler	1,425	78,848
Deutsche Post	1,080	25,630
Deutsche Telekom	5,420	64,112
Muenchener Rueckversicherungs	390	77,992
		357,870
ITALY — 1.5%
Terna Rete Elettrica Nazionale	17,300	80,972
NORWAY — 0.7%
Orkla	4,200	37,801
PHILIPPINES — 0.6%
Philippine Long Distance Telephone ADR	420	30,857

8

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global Equity Income Fund • Schedule of Investments

April 30, 2013 (unaudited)

DESCRIPTION	SHARES	VALUE
SWEDEN — 0.6%
Svenska Handelsbanken, Cl A	700	$31,797
SWITZERLAND — 5.3%
Nestle SA	740	52,846
Novartis AG	765	56,811
Roche Holding AG	320	79,983
Swisscom	195	91,816
		281,456
TAIWAN — 0.6%
Taiwan Semiconductor Manufacturing ADR	1,695	32,341
UNITED KINGDOM — 20.3%
AstraZeneca PLC ADR	1,515	78,659
BAE Systems PLC	13,170	76,818
British American Tobacco PLC	795	44,037
Centrica PLC	10,900	62,816
Compass Group PLC	2,180	28,682
Diageo PLC ADR	220	26,884
GlaxoSmithKline PLC	3,380	87,182
Imperial Tobacco Group PLC	2,355	84,137
National Grid PLC	5,695	72,496
Pearson PLC	2,850	51,841
Reckitt Benckiser Group PLC	615	44,861
Royal Dutch Shell PLC ADR, Cl A	1,255	85,302
Severn Trent PLC	1,550	43,844
SSE PLC	3,015	72,920
Unilever PLC	710	30,726
United Utilities Group	5,480	63,034
Vodafone Group	31,810	96,946
WM Morrison Supermarkets PLC	5,575	25,296
		1,076,481
TOTAL FOREIGN COMMON STOCK		2,592,278

TOTAL INVESTMENTS
(Cost $4,960,865) † — 98.7%		5,244,517
OTHER ASSETS AND LIABILITIES, NET — 1.3%		67,574
NET ASSETS — 100.0%		$5,312,091

†	At April 30, 2013, the tax basis cost of the Fund's investments was $4,960,865 and the unrealized appreciation and depreciation were $291,710 and $(8,058), respectively.
(A)	Security considered to be a Master Limited Partnership. At April 30, 2013, these securities amounted to $141,127 or 2.66% of net assets.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt
Cl — Class
PLC — Public Limited Company
REIT — Real Estate Investment Trust

 As of April 30, 2013, all the investments are classified as Level 1. For the period ended April 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Notes to Schedules of Investments.

9

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global Low Volatility Equity Fund • Schedule of Investments

April 30, 2013 (unaudited)

DESCRIPTION	SHARES	VALUE
FOREIGN COMMON STOCK — 61.9%
AUSTRALIA — 11.0%
AGL Energy	3,127	$51,447
Amcor	7,970	81,716
Asciano	4,291	24,022
CFS Retail Property Trust Group ‡	33,937	77,401
Coca-Cola Amatil	4,832	75,841
Crown	5,857	78,328
Dexus Property Group ‡	68,201	81,663
GPT Group ‡	19,016	80,827
Mirvac Group ‡	35,416	64,987
Origin Energy	4,039	51,587
SP AusNet	53,281	69,322
Stockland ‡	18,814	75,482
Tatts Group	23,029	78,068
Telstra	15,762	81,375
Wesfarmers	317	14,253
Westfield Group ‡	6,635	80,135
Woolworths	2,095	79,078
		1,145,532
BELGIUM — 0.9%
Belgacom	2,889	66,582
Colruyt	624	31,494
		98,076
CANADA — 10.0%
Bank of Montreal	1,200	75,267
BCE	1,650	77,288
Bell Aliant	2,900	77,548
Canadian Imperial Bank of Commerce	950	75,975
Canadian National Railway	600	58,740
Fortis	2,300	79,791
Intact Financial	1,150	70,088
Metro, Cl A	450	30,517
RioCan ‡	2,800	82,017
Rogers Communications, Cl B	1,200	59,187
Shaw Communications, Cl B	3,000	68,311
TELUS	2,200	79,160
Tim Hortons	1,450	78,556
TransAlta	3,800	55,862
TransCanada	1,550	76,835
		1,045,142
CHINA — 0.9%
China BlueChemical	9,000	5,486
China Petroleum & Chemical	66,000	72,207
Parkson Retail Group	26,000	14,072
PetroChina	4,000	5,088
		96,853
DENMARK — 0.6%
William Demant Holding *	782	62,575
FRANCE — 3.6%
Air Liquide	595	75,318
Bureau Veritas	585	71,687
Danone	1,042	79,605
L'Oreal	77	13,730
Societe BIC	644	68,723
Sodexo	785	65,554
		374,617
GERMANY — 2.2%
Fresenius	602	75,491
Fresenius Medical Care	1,099	75,840
Hannover Rueckversicherung	920	77,687
		229,018
HONG KONG — 5.0%
Beijing Enterprises Holdings	9,750	72,935
Cheung Kong Infrastructure Holdings	11,000	79,805
China Mobile	7,250	79,366
CLP Holdings	8,750	77,125
Guangdong Investment	63,000	60,969
Kunlun Energy	36,000	70,421
Power Assets Holdings	7,750	75,701
		516,322
JAPAN — 7.8%
Aeon	2,050	28,999
Air Water	2,500	40,391
Ajinomoto	4,500	61,717
FamilyMart	1,650	75,404
Hankyu Hanshin Holdings	10,500	67,857
Lawson	1,000	78,781
McDonald's Holdings Japan	2,900	84,574
Nippon Telegraph & Telephone	1,200	59,394
Nissin Foods Holdings	1,650	73,965
Nitori Holdings	950	71,529
Ono Pharmaceutical	1,300	85,613
Shizuoka Bank	2,000	24,455
Taisho Pharmaceutical Holdings	300	22,219
Tobu Railway	1,000	5,806
Tokyo Gas	1,000	5,703
USS	200	25,625
		812,032
LUXEMBOURG — 0.7%
SES	2,346	73,254
NETHERLANDS — 0.9%
Koninklijke Ahold	819	12,921
Koninklijke Vopak	838	46,418
Unilever	910	38,733
		98,072
NEW ZEALAND — 0.2%
Contact Energy	3,433	15,537
SINGAPORE — 3.6%
ComfortDelGro	33,500	53,988
Singapore Press Holdings	20,500	74,231
Singapore Technologies Engineering	22,500	80,377
Singapore Telecommunications	26,000	82,958
StarHub	22,000	84,485
		376,039
SOUTH AFRICA — 1.1%
AngloGold Ashanti	3,289	61,356
Gold Fields	8,039	57,219
		118,575
SWEDEN — 0.7%
TeliaSonera	10,406	71,594

10

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global Low Volatility Equity Fund • Schedule of Investments

April 30, 2013 (unaudited)

DESCRIPTION	SHARES	VALUE
SWITZERLAND — 1.7%
Nestle SA	1,020	$72,841
Schindler Holding	213	31,178
Swisscom	161	75,808
		179,827
TAIWAN — 1.5%
Chunghwa Telecom ADR	2,400	77,376
Taiwan Semiconductor Manufacturing ADR	4,350	82,998
		160,374
UNITED KINGDOM — 9.5%
AstraZeneca PLC	1,587	82,398
Centrica PLC	12,218	70,411
Compass Group PLC	5,788	76,152
Diageo	2,380	72,609
G4S PLC	16,669	80,993
GlaxoSmithKline PLC	3,213	82,874
National Grid PLC	6,513	82,909
Pearson PLC	272	4,948
Reckitt Benckiser Group PLC	1,037	75,644
Severn Trent PLC	2,906	82,201
Shire PLC	868	26,993
SSE PLC	3,285	79,450
United Utilities Group	6,991	80,414
Vodafone Group	11,249	34,283
WM Morrison Supermarkets PLC	11,861	53,817
		986,096
TOTAL FOREIGN COMMON STOCK		6,459,535
COMMON STOCK — 31.3%
UNITED STATES — 31.3%
CONSUMER DISCRETIONARY — 2.7%
AutoZone *	150	61,363
McDonald's	750	76,605
PetSmart	1,200	81,888
TJX	1,200	58,524
		278,380
CONSUMER STAPLES — 10.3%
Campbell Soup	1,750	81,217
Church & Dwight	350	22,361
Clorox	900	77,625
Coca-Cola	1,850	78,310
Colgate-Palmolive	650	77,616
Costco Wholesale	150	16,265
Dr Pepper Snapple Group	1,600	78,128
General Mills	1,550	78,151
Hershey	850	75,786
Hormel Foods	850	35,080
Kellogg	1,150	74,796
Kimberly-Clark	750	77,393
McCormick	1,050	75,537
PepsiCo	950	78,347
Procter & Gamble	850	65,255
Wal-Mart Stores	1,050	81,606
		1,073,473
FINANCIALS — 4.4%
American Capital Agency ‡	2,350	78,278
Annaly Capital Management ‡	4,700	74,918
Arch Capital Group *	1,400	74,284
Chubb	900	79,263
RenaissanceRe Holdings	800	75,112
WR Berkley	1,750	75,985
		457,840
HEALTH CARE — 1.5%
Cardinal Health	1,350	59,697
Eli Lilly	1,300	71,994
Johnson & Johnson	350	29,831
		161,522
INDUSTRIALS — 0.7%
Lockheed Martin	700	69,363
INFORMATION TECHNOLOGY — 0.6%
International Business Machines	300	60,762
UTILITIES — 11.1%
Ameren	150	5,437
American Electric Power	150	7,714
American Water Works	1,800	75,384
CMS Energy	1,950	58,383
Consolidated Edison	1,250	79,562
Dominion Resources	1,300	80,184
DTE Energy	1,150	83,812
Duke Energy	1,050	78,960
Edison International	100	5,380
Entergy	1,100	78,353
Pepco Holdings	3,550	80,230
Pinnacle West Capital	1,250	76,125
PPL	2,400	80,112
Public Service Enterprise Group	1,300	47,593
SCANA	1,500	81,300
Southern	1,650	79,580
Wisconsin Energy	1,800	80,892
Xcel Energy	2,550	81,065
		1,160,066
TOTAL COMMON STOCK		3,261,406
REGISTERED INVESTMENT COMPANIES — 5.4%
United States — 5.4%
iShares MSCI EAFE Index Fund	1,100	68,134
iShares MSCI Malaysia ETF	27,400	433,468
SPDR S&P 500 ETF Trust	400	63,872
TOTAL REGISTERED INVESTMENT COMPANIES		565,474

TOTAL INVESTMENTS
(Cost $9,850,047) † — 98.6%		10,286,415
OTHER ASSETS AND LIABILITIES, NET — 1.4%		142,215
NET ASSETS — 100.0%		$10,428,630

11

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global Low Volatility Equity Fund • Schedule of Investments

April 30, 2013 (unaudited)

A list of the open forward foreign currency contracts held by the Fund at April 30, 2013, is as follows:

					Unrealized
					Appreciation
Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
5/31/13	AUD	795,000	USD	826,271	$4,015
5/31/13	CAD	791,000	USD	772,558	(12,021)
5/31/13	CHF	127,500	USD	134,860	(2,305)
5/31/13	DKK	290,000	USD	50,690	(553)
5/31/13	EUR	511,500	USD	661,190	(12,558)
5/31/13	GBP	456,700	USD	693,042	(16,224)
5/31/13	HKD	3,540,000	USD	456,180	(71)
5/31/13	JPY	54,375,000	USD	573,818	15,960
5/31/13	NZD	15,000	USD	12,432	(397)
5/31/13	SEK	345,000	USD	53,402	206
5/31/13	SGD	327,000	USD	261,799	(3,690)
					$(27,638)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at April 30, 2013, is as follows:

	Settlement	Currency to	Currency to	Unrealized
Counterparty	Date	Deliver	Receive	Depreciation
Bank of New York Mellon	5/31/13	$(4,523,881)	$4,496,243	$(27,638)

For the period ended April 30, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

†	At April 30, 2013, the tax basis cost of the Fund's investments was $9,850,047 and the unrealized appreciation and depreciation were $521,466 and $(85,098), respectively.
*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
Cl — Class
DKK — Danish Krone
EAFE — Europe, Australasia and Far East
ETF — Exchange-Traded Fund
EUR — Euro
GBP — British Pound Sterling
HKD — Hong Kong Dollar
JPY — Japanese Yen
MSCI — Morgan Stanley Capital International
NZD — New Zealand Dollar
PLC — Public Limited Company
S&P — Standard & Poor's
SEK — Swedish Krone
SGD — Singapore Dollar
SPDR — Standard & Poor's Depositary Receipt
USD — U.S. Dollar

The following is a list of the inputs used as of April 30, 2013, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Foreign Common Stock	$6,459,535	$—	$—	$6,459,535
Common Stock	3,261,406	—	—	3,261,406
Registered Investment Companies	565,474	—	—	565,474
Total Investments in Securities	$10,286,415	$—	$—	$10,286,415

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*	$—	$(27,638)	$—	$(27,638)

* Forwards contracts are valued at the unrealized depreciation of the instrument.

For the period ended April 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Notes to Schedules of Investments.

12

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global All Cap Fund • Schedule of Investments

April 30, 2013 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK — 56.7%
UNITED STATES — 56.7%
CONSUMER DISCRETIONARY — 7.1%
Comcast, Cl A	2,535	$99,600
International Game Technology	12,410	210,350
Las Vegas Sands	2,945	165,656
Mattel	3,715	169,627
McDonald's	915	93,458
		738,691
CONSUMER STAPLES — 6.2%
Coca-Cola	4,150	175,670
CVS Caremark	2,895	168,431
PepsiCo	1,930	159,167
Philip Morris International	1,445	138,128
		641,396
ENERGY — 5.1%
Exxon Mobil	2,555	227,369
National Oilwell Varco	2,655	173,159
Occidental Petroleum	1,470	131,212
		531,740
FINANCIALS — 9.7%
American International Group *	5,160	213,727
Arthur J Gallagher	3,050	129,473
Blackstone Group (A)	5,165	106,141
CIT Group *	4,175	177,479
Citigroup	1,640	76,522
CME Group, Cl A	3,210	195,361
Franklin Resources	660	102,076
		1,000,779
HEALTH CARE — 4.0%
Abbott Laboratories	2,460	90,823
McKesson	1,495	158,201
UnitedHealth Group	2,750	164,808
		413,832
INDUSTRIALS — 9.0%
Boeing	2,535	231,724
Genesee & Wyoming, Cl A *	1,085	92,442
Hexcel *	4,365	133,133
Mueller Industries	2,750	142,395
Precision Castparts	835	159,727
United Technologies	1,760	160,670
		920,091
INFORMATION TECHNOLOGY — 6.9%
Apple	440	194,810
Automatic Data Processing	2,345	157,912
Cognizant Technology Solutions, Cl A *	499	32,335
Mastercard, Cl A	285	157,585
Microsoft	5,355	177,251
		719,893
MATERIALS — 7.0%
Ecolab	1,885	159,509
International Paper	2,630	123,557
Monsanto	1,545	165,037
Praxair	870	99,441
Rock Tenn, Cl A	1,785	178,750
		726,294
TELECOMMUNICATION SERVICES — 1.7%
CenturyLink	4,585	172,258

TOTAL COMMON STOCK		5,864,974
FOREIGN COMMON STOCK — 41.8%
AUSTRALIA — 1.0%
Amcor	10,690	109,604
BELGIUM — 1.9%
Anheuser-Busch InBev	2,075	197,436
CANADA — 1.1%
Shaw Communications, Cl B	5,115	116,470
FRANCE — 8.9%
Edenred *	4,195	139,662
Essilor International	1,695	190,722
Eutelsat Communications	1,735	62,641
JCDecaux	3,620	99,495
Safran	3,230	158,622
SCOR	5,450	165,403
Sodexo	1,230	102,714
		919,259
GERMANY — 5.6%
BASF	1,160	108,342
Bayer AG	1,580	164,839
Fresenius Medical Care	2,170	149,748
Linde	820	155,074
		578,003
IRELAND — 2.5%
Experian PLC	8,470	148,936
Ingersoll-Rand PLC	1,980	106,524
		255,460
ISRAEL — 1.3%
Check Point Software Technologies *	2,895	134,965
JAPAN — 3.4%
Bridgestone	4,825	181,893
JSR	7,235	166,468
		348,361
JERSEY — 1.6%
Delphi Automotive PLC	3,500	161,735
LUXEMBOURG — 2.1%
Intelsat *	2,450	49,367
SES	5,450	170,176
		219,543
SOUTH KOREA — 1.3%
Samsung Electronics GDR	200	138,200
SWITZERLAND — 3.6%
Givaudan	125	160,787
Novartis AG	1,400	103,969

13

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global All Cap Fund • Schedule of Investments

April 30, 2013 (unaudited)

DESCRIPTION	SHARES	VALUE
Roche Holding AG	420	$104,977
		369,733
UNITED KINGDOM — 7.5%
Compass Group PLC	11,770	154,856
Kingfisher PLC	22,470	109,284
Pearson PLC	5,700	103,681
Rexam PLC	19,430	155,888
Rolls-Royce Holdings PLC	8,345	146,479
WPP PLC	6,535	108,008
		778,196
TOTAL FOREIGN COMMON STOCK		4,326,965

TOTAL INVESTMENTS
(Cost $9,843,895) † — 98.5%		10,191,939
OTHER ASSETS AND LIABILITIES, NET — 1.5%		154,463
NET ASSETS — 100.0%		$10,346,402

†	At April 30, 2013, the tax basis cost of the Fund's investments was $9,843,895 and the unrealized appreciation and depreciation were $408,364 and $(60,320), respectively.
*	Non-income producing security.
(A)	Security considered to be a Master Limited Partnership. At April 30, 2013, these securities amounted to $106,141 or 1.03% of net assets.

Cl — Class

GDR — Global Depositary Receipt

PLC — Public Limited Company

As of April 30, 2013, all the investments are classified as Level 1. For the period ended April 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Notes to Schedules of Investments.

14

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Target Return Fund • Schedule of Investments

April 30, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT/SHARES	VALUE
U.S. TREASURY OBLIGATIONS — 44.8%
U.S. Treasury Bills (A)
0.06%, 6/27/13	$500,000	$499,982
0.05%, 5/23/13	500,000	499,991
0.04%, 7/25/13	350,000	349,959
TOTAL U.S. TREASURY OBLIGATIONS		1,349,932
CORPORATE OBLIGATIONS — 40.8%
BANKS — 6.7%
Bank of America
2.00%, 1/11/18	100,000	100,320
JPMorgan Chase
1.80%, 1/25/18	100,000	101,281
		201,601
CONSUMER DISCRETIONARY — 10.2%
AMC Entertainment
8.75%, 6/1/19	20,000	22,025
American Greetings
7.38%, 12/1/21	20,000	20,250
Ameristar Casinos
7.50%, 4/15/21	20,000	22,300
Burlington Coat Factory Warehouse
10.00%, 2/15/19	20,000	22,375
Chrysler Group
8.00%, 6/15/19	20,000	22,400
Dana Holding
6.50%, 2/15/19	20,000	21,625
Goodyear Tire & Rubber
7.00%, 5/15/22	20,000	21,625
Jarden
7.50%, 5/1/17	20,000	22,800
L Brands
8.50%, 6/15/19	20,000	24,800
MGM Resorts International
11.13%, 11/15/17	20,000	21,184
Royal Caribbean Cruises
6.88%, 12/1/13	20,000	20,575
TRW Automotive
8.88%, 12/1/17 (B)	20,000	21,650
Valassis Communications
6.63%, 2/1/21	20,000	21,200
WMG Acquisition
6.00%, 1/15/21 (B)	20,000	21,400
		306,209
CONSUMER STAPLES — 3.0%
Anheuser-Busch InBev Worldwide
5.38%, 1/15/20	55,000	66,911
Constellation Brands
7.25%, 5/15/17	20,000	23,300
		90,211
FINANCIALS — 5.5%
CIT Group
5.00%, 5/15/17	20,000	21,800
John Deere Capital
2.25%, 4/17/19	70,000	72,860
Neuberger Berman Group
5.63%, 3/15/20 (B)	20,000	21,250
Simon Property Group
1.50%, 2/1/18 ‡ (B)	50,000	50,178
		166,088
HEALTH CARE — 0.7%
Apria Healthcare Group
11.25%, 11/1/14	20,000	20,575

INDUSTRIALS — 4.8%
Bombardier
7.50%, 3/15/18 (B)	20,000	23,075
Burlington Northern Santa Fe
4.70%, 10/1/19	45,000	52,695
Case New Holland
7.88%, 12/1/17	20,000	23,800
Iron Mountain
8.38%, 8/15/21	20,000	22,350
Schaeffler Finance
7.75%, 2/15/17 (B)	20,000	22,725
		144,645
INFORMATION TECHNOLOGY — 4.2%
Jabil Circuit
5.63%, 12/15/20	20,000	21,450
Oracle
5.00%, 7/8/19	70,000	83,461
Seagate HDD Cayman
7.75%, 12/15/18 (B)	20,000	22,050
		126,961
MATERIALS — 2.9%
Aleris International
7.63%, 2/15/18	20,000	21,600
FMG Resources August 2006 PTY
6.88%, 2/1/18 (B)	20,000	21,300
Inmet Mining
8.75%, 6/1/20 (B)	20,000	21,600
NOVA Chemicals
8.63%, 11/1/19	20,000	22,625
		87,125
TELECOMMUNICATION SERVICES — 2.1%
MetroPCS Wireless
6.63%, 11/15/20	20,000	21,650
Qwest Communications International
7.13%, 4/1/18	20,000	20,810
Sprint Nextel
6.00%, 12/1/16	20,000	21,700
		64,160
UTILITIES — 0.7%
NRG Energy
8.50%, 6/15/19	20,000	22,100

TOTAL CORPORATE OBLIGATIONS		1,229,675
REGISTERED INVESTMENT COMPANIES — 10.7%
iShares Barclays 20+ Year Treasury Bond Fund	800	98,408
iShares JP Morgan Emerging Markets Bond Fund	200	24,280
iShares Lehman 3-7 Year Treasury	1,000	124,120

15

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Target Return Fund • Schedule of Investments

April 30, 2013 (unaudited)

DESCRIPTION	SHARES	VALUE
iShares S&P U.S. Preferred Stock Index Fund	1,100	$44,847
Pennant Park Floating Rate Closed End Management Investment Company	2,150	30,444

TOTAL REGISTERED INVESTMENT COMPANIES		322,099

TOTAL INVESTMENTS
(Cost $2,892,006) † — 96.3%		2,901,706
OTHER ASSETS AND LIABILITIES, NET — 3.7%		110,099
NET ASSETS — 100.0%		$3,011,805

†	At April 30, 2013, the tax basis cost of the Fund's investments was $2,892,006 and the unrealized appreciation and depreciation were $12,163 and $(2,463), respectively.
(A)	The rate shown is the effective yield at time of purchase.
(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2013, these securities amounted to $225,228 or 7.48% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
‡	Real Estate Investment Trust.

PTY — Proprietary

S&P — Standard & Poor’s

The following is a list of the inputs used as of April 30, 2013, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$1,349,932	$—	$1,349,932
Corporate Obligations	—	1,229,675	—	1,229,675
Registered Investment Companies	322,099	—	—	322,099
Total Investments in Securities	$322,099	$2,579,607	$—	$2,901,706

For the period ended April 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Notes to Schedules of Investments.

16

TD ASSET MANAGEMENT USA FUNDS INC.

Notes to Schedules of Investments

April 30, 2013 (unaudited)

Securities Valuation — Securities and assets for which market quotations are readily available or which can be accurately valued within the Company’s established pricing procedures are valued at current market value. Securities and assets for which market quotations are readily available or which can be accurately valued within the Company’s established pricing procedures are valued at current market value. Each Fund values its securities using various methods depending on the primary market or exchange on which the securities trade. An equity security listed or traded on a foreign or domestic exchange, (except for The Nasdaq Stock Market, Inc. (“Nasdaq”)), is valued at its last sale price (prior to the time as of which assets are valued) on the exchange where it is principally traded. An equity security listed or traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, the security will be valued at the last sale price on the Nasdaq prior to the calculation of the Fund’s net asset value. If no sale price is shown on Nasdaq, the security will be valued at the mean of the last bid and asked prices. Lacking any such sales on the primary exchange on the day of valuation, the security is valued at the mean of the last bid and asked prices. All other equity securities for which over-the-counter market quotations are readily available generally are valued at the mean of the current bid and asked prices. Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities’ most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets.

When market quotations are not readily available or not reflective of fair value as determined in accordance with fair value procedures approved by the Board (“Fair Value Procedures”), securities and assets are valued at fair value as determined pursuant to the Fair Value Procedures. Many of the securities in which certain Funds may invest are traded in markets that close before the close of regular trading on the NYSE. Normally, developments that could affect the values of portfolio securities that occur between the close of a foreign market and the close of regular trading on the NYSE will not be reflected in a Fund’s NAV. Accordingly, each Fund employs a valuation policy that monitors for significant events in foreign markets using various benchmarks and techniques in order to determine when it is appropriate to adjust previous closing prices and apply fair valuation in accordance with the Fair Value Procedures.

As necessary, a Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices. As a means of evaluating its fair value process, each Fund will periodically compare closing market prices, the next day’s opening prices in the same markets, and adjusted prices. The use of fair value pricing is expected to result in the use of prices that are more reflective of the actual market value of portfolio securities than would be the case if a Fund used closing prices, thereby reducing opportunities for profit from excessive short-term trading or market timing in a Fund’s shares.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. Generally Accepted Accounting Principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly;

Level 3: Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

For the period ended April 30, 2013, there have been no changes to the Funds’ fair valuation methodologies.

17

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TD Asset Management USA Funds Inc.

By (Signature and Title)* /s/ Kevin LeBlanc, President

Date: June 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kevin LeBlanc, President

Date: June 26, 2013

By (Signature and Title)* /s/ Eric Kleinschmidt, Treasurer

Date: June 26, 2013

* Print the name and title of each signing officer under his or her signature.